Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
2021	¥ 559,447
2022	1,430,157
2023	1,234,962
2024	697,214
2025	1,023,243
2026 and thereafter	5,401,129
Total	¥ 10,346,152	¥ 11,529,400